Schedule of Investments(a)
Invesco Bloomberg Pricing Power ETF (POWA)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-1.85%
Meta Platforms, Inc., Class A	5,193	$3,362,416
Consumer Discretionary-13.18%
AutoZone, Inc.(b)	1,079	4,027,950
Best Buy Co., Inc.(c)	40,104	2,658,093
Home Depot, Inc. (The)	9,252	3,407,419
Lowe’s Cos., Inc.	14,831	3,347,802
O’Reilly Automotive, Inc.(b)(c)	2,825	3,863,187
Tractor Supply Co.(c)	63,230	3,060,332
Yum! Brands, Inc.	24,669	3,550,856
		23,915,639
Consumer Staples-18.74%
Archer-Daniels-Midland Co.	79,459	3,835,486
Bunge Global S.A.	52,134	4,074,272
Coca-Cola Co. (The)	52,210	3,764,341
Costco Wholesale Corp.	3,452	3,590,701
Dollar Tree, Inc.(b)(c)	48,380	4,366,779
Kroger Co. (The)	55,897	3,813,852
PepsiCo, Inc.	25,088	3,297,818
Sysco Corp.	51,751	3,777,823
Walmart, Inc.	35,217	3,476,622
		33,997,694
Financials-1.98%
MSCI, Inc.	6,362	3,588,295
Health Care-19.50%
Boston Scientific Corp.(b)	34,622	3,644,312
Cardinal Health, Inc.	28,866	4,458,065
Cencora, Inc.	14,910	4,342,388
Cooper Cos., Inc. (The)(b)(c)	42,312	2,889,063
IQVIA Holdings, Inc.(b)	18,614	2,612,103
McKesson Corp.	6,072	4,368,865
Mettler-Toledo International, Inc.(b)(c)	2,805	3,241,234
Regeneron Pharmaceuticals, Inc.	5,334	2,615,153
Zimmer Biomet Holdings, Inc.	35,399	3,262,726
Zoetis, Inc.	23,353	3,938,016
		35,371,925
Industrials-27.10%
AMETEK, Inc.	19,372	3,462,551
Cummins, Inc.	9,464	3,042,487
Dover Corp.	17,834	3,169,993
Fastenal Co.(c)	96,826	4,002,787
Ferguson Enterprises, Inc.(c)	20,100	3,665,034
HEICO Corp.(c)	16,451	4,929,378
Otis Worldwide Corp.	37,218	3,548,736
Quanta Services, Inc.	12,555	4,300,841
Republic Services, Inc.	15,931	4,098,887
Rollins, Inc.	72,076	4,126,351
	Shares	Value
Industrials-(continued)
Snap-on, Inc.(c)	10,684	$3,426,893
Waste Management, Inc.	16,014	3,858,894
Xylem, Inc.	28,083	3,539,581
		49,172,413
Information Technology-11.82%
Accenture PLC, Class A (Ireland)	9,359	2,965,118
Autodesk, Inc.(b)	12,232	3,622,140
Jabil, Inc.(c)	21,690	3,644,137
Microsoft Corp.	8,821	4,060,836
ServiceNow, Inc.(b)	3,716	3,757,210
Synopsys, Inc.(b)	7,320	3,396,334
		21,445,775
Materials-1.64%
DuPont de Nemours, Inc.	44,392	2,965,386
Real Estate-4.05%
Equinix, Inc.	3,892	3,459,287
Iron Mountain, Inc.(c)	39,395	3,888,681
		7,347,968
Total Common Stocks & Other Equity Interests (Cost $166,045,624)		181,167,511
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $36,741)	36,741	36,741
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $166,082,365)		181,204,252
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.96%
Invesco Private Government Fund, 4.29%(d)(e)(f)	5,463,074	5,463,074
Invesco Private Prime Fund, 4.45%(d)(e)(f)	14,424,371	14,427,256
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,890,330)		19,890,330
TOTAL INVESTMENTS IN SECURITIES-110.84% (Cost $185,972,695)		201,094,582
OTHER ASSETS LESS LIABILITIES-(10.84)%		(19,667,754)
NET ASSETS-100.00%		$181,426,828
See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg Pricing Power ETF (POWA)—(continued)
May 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,059	$2,773,066	$(2,760,384)	$-	$-	$36,741	$3,242
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,377,367	130,169,081	(131,083,374)	-	-	5,463,074	229,680 *
Invesco Private Prime Fund	16,604,083	251,969,615	(254,142,517)	(883)	(3,042)	14,427,256	616,378 *
Total	$23,005,509	$384,911,762	$(387,986,275)	$(883)	$(3,042)	$19,927,071	$849,300

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFITM Strategic US ETF (IUS)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Communication Services-13.44%
Alphabet, Inc., Class A	131,773	$22,630,695
Angi, Inc.(b)(c)	1,573	24,617
AT&T, Inc.	375,877	10,449,381
Charter Communications, Inc., Class A(b)	5,529	2,190,977
Comcast Corp., Class A	166,074	5,741,178
EchoStar Corp., Class A(b)(c)	15,365	272,422
Electronic Arts, Inc.	3,940	566,493
Fox Corp., Class A(c)	21,283	1,169,288
Frontier Communications Parent, Inc.(b)	6,361	230,459
IAC, Inc.(b)	2,998	107,808
Interpublic Group of Cos., Inc. (The)	10,309	247,004
Liberty Broadband Corp., Class C(b)(c)	4,383	411,125
Liberty Media Corp.-Liberty Formula One(b)(c)	2,492	240,553
Live Nation Entertainment, Inc.(b)	2,176	298,525
Lumen Technologies, Inc.(b)(c)	353,765	1,386,759
Meta Platforms, Inc., Class A	24,608	15,933,434
Netflix, Inc.(b)	2,478	2,991,516
News Corp., Class A	13,470	380,393
Nexstar Media Group, Inc., Class A	1,577	268,752
Omnicom Group, Inc.	4,329	317,922
Paramount Global, Class B	61,658	746,062
Pinterest, Inc., Class A(b)	4,671	145,315
Take-Two Interactive Software, Inc.(b)	1,344	304,120
TEGNA, Inc.	12,104	202,379
Telephone and Data Systems, Inc.(c)	10,026	344,493
T-Mobile US, Inc.	10,645	2,578,219
Verizon Communications, Inc.	170,814	7,508,983
Walt Disney Co. (The)	31,481	3,558,612
Warner Bros. Discovery, Inc.(b)	181,308	1,807,641
		83,055,125
Consumer Discretionary-11.70%
Academy Sports & Outdoors, Inc.(c)	3,169	129,644
Adient PLC(b)(c)	8,049	125,484
Advance Auto Parts, Inc.(c)	2,976	142,640
Airbnb, Inc., Class A(b)	5,954	768,066
Amazon.com, Inc.(b)	64,583	13,240,161
Aptiv PLC (Jersey)(b)	6,431	429,655
Aramark(c)	8,434	341,577
Asbury Automotive Group, Inc.(b)(c)	1,056	240,673
Autoliv, Inc. (Sweden)(c)	2,144	220,446
AutoNation, Inc.(b)(c)	1,991	366,045
AutoZone, Inc.(b)	271	1,011,654
Best Buy Co., Inc.	9,828	651,400
Booking Holdings, Inc.	521	2,875,363
BorgWarner, Inc.	10,098	334,143
Brunswick Corp.(c)	2,466	124,829
Burlington Stores, Inc.(b)(c)	991	226,216
Caesars Entertainment, Inc., (Acquired 06/17/2022 - 05/20/2025; Cost $339,735)(b)(c)(d)	8,060	216,653
Capri Holdings Ltd.(b)(c)	6,051	109,644
CarMax, Inc.(b)(c)	5,972	384,955
Carnival Corp.(b)	29,675	689,053
Chipotle Mexican Grill, Inc.(b)	5,330	266,926
Coupang, Inc. (South Korea)(b)	13,760	385,968
D.R. Horton, Inc.	6,593	778,370
Dana, Inc.(c)	12,362	205,580
Darden Restaurants, Inc.	2,459	526,742
Deckers Outdoor Corp.(b)	1,139	120,187
Dick’s Sporting Goods, Inc.	1,929	345,947
DoorDash, Inc., Class A(b)	2,512	524,129
	Shares	Value
Consumer Discretionary-(continued)
eBay, Inc.	12,663	$926,552
Expedia Group, Inc.	5,083	847,590
Ford Motor Co.(c)	321,245	3,334,523
Gap, Inc. (The)	8,592	191,688
Garmin Ltd.	1,635	331,856
General Motors Co.	111,015	5,507,454
Genuine Parts Co.	3,122	394,995
Goodyear Tire & Rubber Co. (The)(b)(c)	26,367	300,847
Group 1 Automotive, Inc.	869	368,386
H&R Block, Inc.	3,313	188,675
Harley-Davidson, Inc.	5,639	136,520
Hasbro, Inc.(c)	2,857	190,590
Hilton Worldwide Holdings, Inc.	2,429	603,461
Home Depot, Inc. (The)	14,084	5,186,996
Hyatt Hotels Corp., Class A	1,573	207,683
KB Home	3,265	168,409
Kohl’s Corp.(c)	14,453	117,503
Las Vegas Sands Corp.	7,390	304,172
Lear Corp.	3,301	298,476
Lennar Corp., Class A	7,427	787,856
Lithia Motors, Inc., Class A(c)	1,444	457,618
LKQ Corp.	8,841	357,795
Lowe’s Cos., Inc.	11,223	2,533,368
lululemon athletica, inc.(b)	953	301,786
Macy’s, Inc.	21,774	258,893
Marriott International, Inc., Class A	3,614	953,482
McDonald’s Corp.	6,220	1,952,147
MercadoLibre, Inc. (Brazil)(b)	302	774,114
Meritage Homes Corp.	1,980	125,948
MGM Resorts International(b)(c)	12,593	398,568
Mohawk Industries, Inc.(b)	2,205	221,845
Murphy USA, Inc.	683	291,498
Newell Brands, Inc.	25,822	136,857
NIKE, Inc., Class B	21,929	1,328,678
Norwegian Cruise Line Holdings Ltd.(b)	13,053	230,385
NVR, Inc.(b)	50	355,796
ODP Corp. (The)(b)(c)	4,140	68,103
O’Reilly Automotive, Inc.(b)	708	968,190
PENN Entertainment, Inc.(b)(c)	12,480	185,078
Polaris, Inc.	2,531	99,266
Pool Corp.(c)	513	154,203
PulteGroup, Inc.	4,890	479,367
PVH Corp.	2,420	202,723
Ralph Lauren Corp.	1,334	369,265
RH(b)(c)	723	130,943
Ross Stores, Inc.	4,675	654,921
Royal Caribbean Cruises Ltd.	2,837	729,024
Service Corp. International(c)	2,847	222,066
Signet Jewelers Ltd.(c)	1,740	115,832
Skechers U.S.A., Inc., Class A(b)	3,273	203,057
Starbucks Corp.	13,560	1,138,362
Tapestry, Inc.	6,982	548,436
Taylor Morrison Home Corp., Class A(b)(c)	4,107	231,142
Tesla, Inc.(b)	12,887	4,464,830
Thor Industries, Inc.(c)	2,395	194,450
TJX Cos., Inc. (The)	14,970	1,899,693
Toll Brothers, Inc.	2,851	297,217
Tractor Supply Co.(c)	7,204	348,674
Ulta Beauty, Inc.(b)	926	436,572
V.F. Corp.	18,007	224,367
Vail Resorts, Inc.(c)	903	144,634
Valvoline, Inc.(b)	4,504	155,793
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Whirlpool Corp.(c)	3,817	$298,070
Williams-Sonoma, Inc.	1,810	292,786
Yum! Brands, Inc.	1,232	177,334
		72,289,558
Consumer Staples-9.02%
Albertson’s Cos., Inc., Class A	40,053	890,378
Altria Group, Inc.	38,817	2,352,698
Andersons, Inc. (The)	4,612	163,772
Archer-Daniels-Midland Co.	33,437	1,614,004
BJ’s Wholesale Club Holdings, Inc., Class C(b)	3,504	396,688
Brown-Forman Corp., Class B	4,106	136,894
Bunge Global S.A.	9,197	718,746
Casey’s General Stores, Inc.	792	346,706
Church & Dwight Co., Inc.	2,293	225,425
Clorox Co. (The)	1,566	206,524
Coca-Cola Co. (The)	43,498	3,136,206
Colgate-Palmolive Co.	8,376	778,466
Conagra Brands, Inc.	14,534	332,683
Constellation Brands, Inc., Class A(c)	2,671	476,213
Costco Wholesale Corp.	5,016	5,217,543
Darling Ingredients, Inc.(b)(c)	5,013	156,205
Dollar General Corp.(c)	5,773	561,424
Dollar Tree, Inc.(b)(c)	5,773	521,071
Estee Lauder Cos., Inc. (The), Class A	3,916	262,137
General Mills, Inc.	13,156	713,845
Hershey Co. (The)(c)	2,335	375,211
Hormel Foods Corp.	11,012	337,848
Ingredion, Inc.	1,677	233,304
J.M. Smucker Co. (The)	3,623	407,986
Kellanova	6,370	526,353
Keurig Dr Pepper, Inc.	21,979	740,033
Kimberly-Clark Corp.	4,888	702,699
Kraft Heinz Co. (The)	44,628	1,192,907
Kroger Co. (The)	39,871	2,720,398
McCormick & Co., Inc.	3,729	271,210
Molson Coors Beverage Co., Class B(c)	9,166	491,206
Mondelez International, Inc., Class A	21,764	1,468,852
Monster Beverage Corp.(b)	5,303	339,127
PepsiCo, Inc.	16,413	2,157,489
Performance Food Group Co.(b)(c)	8,745	783,202
Philip Morris International, Inc.	18,071	3,263,442
Post Holdings, Inc.(b)	1,914	211,669
Procter & Gamble Co. (The)	27,788	4,720,903
Sysco Corp.	15,332	1,119,236
Target Corp.	12,852	1,208,217
The Campbell’s Company(c)	4,314	146,849
Tyson Foods, Inc., Class A	18,065	1,014,530
United Natural Foods, Inc.(b)	31,951	976,742
US Foods Holding Corp.(b)	9,403	743,965
Walgreens Boots Alliance, Inc.(c)	93,085	1,047,206
Walmart, Inc.	94,303	9,309,592
		55,717,804
Energy-8.66%
Antero Resources Corp.(b)	8,781	328,848
APA Corp.(c)	15,452	262,838
Baker Hughes Co., Class A	25,393	940,811
Cheniere Energy, Inc.	7,214	1,709,646
Chevron Corp.	65,919	9,011,127
Chord Energy Corp.	1,951	175,590
Civitas Resources, Inc.	4,526	123,877
CNX Resources Corp.(b)(c)	8,438	272,379
	Shares	Value
Energy-(continued)
ConocoPhillips	38,217	$3,261,821
Coterra Energy, Inc.	29,639	720,524
CVR Energy, Inc.(c)	7,820	182,910
Delek US Holdings, Inc.(c)	8,890	171,132
Devon Energy Corp.	19,821	599,783
Diamondback Energy, Inc.	5,464	735,181
EOG Resources, Inc.	16,246	1,763,828
EQT Corp.	13,449	741,443
Expand Energy Corp.	5,864	680,986
Exxon Mobil Corp.	126,886	12,980,438
Halliburton Co.	19,403	380,105
Helmerich & Payne, Inc.	4,495	68,549
Hess Corp.	3,621	478,660
HF Sinclair Corp.(c)	13,753	496,896
Kinder Morgan, Inc.	64,349	1,804,346
Marathon Petroleum Corp.	25,654	4,123,624
Matador Resources Co.(c)	3,346	143,911
Murphy Oil Corp.(c)	6,255	130,917
NOV, Inc.	9,372	112,464
Occidental Petroleum Corp.	34,601	1,411,029
ONEOK, Inc.	10,115	817,697
Ovintiv, Inc.	12,691	454,592
PBF Energy, Inc., Class A(c)	12,276	233,858
Peabody Energy Corp.(c)	10,429	137,246
Permian Resources Corp.	12,438	156,843
Phillips 66	22,319	2,532,760
Range Resources Corp.	5,605	213,214
Schlumberger N.V.	25,413	839,900
SM Energy Co.(c)	4,402	103,095
Targa Resources Corp.	4,466	705,315
TechnipFMC PLC (United Kingdom)	7,443	231,849
Valero Energy Corp.	20,880	2,692,894
World Kinect Corp.(c)	21,340	584,503
		53,517,429
Financials-9.89%
Affiliated Managers Group, Inc.(c)	1,218	214,368
Allstate Corp. (The)	8,327	1,747,587
American Express Co.	11,625	3,418,331
American Financial Group, Inc.	2,355	291,973
Aon PLC, Class A	2,682	997,918
Arch Capital Group Ltd.	6,878	653,685
Assurant, Inc.	1,732	351,561
Berkshire Hathaway, Inc., Class B(b)	39,876	20,095,909
Blackstone, Inc., Class A	8,918	1,237,462
Block, Inc., Class A(b)	7,383	455,900
Bread Financial Holdings, Inc.(c)	5,455	279,514
Brown & Brown, Inc.	1,981	223,655
Cboe Global Markets, Inc.	1,065	244,013
Chubb Ltd.	9,626	2,860,847
Cincinnati Financial Corp.	4,089	616,703
Corpay, Inc.(b)	1,018	330,962
Everest Group Ltd.	1,630	565,920
First American Financial Corp.	3,787	211,352
Fiserv, Inc.(b)	10,405	1,693,830
Franklin Resources, Inc.(c)	9,263	200,451
Hartford Insurance Group, Inc. (The)	9,563	1,241,660
Janus Henderson Group PLC	5,031	182,776
LPL Financial Holdings, Inc.	1,266	490,145
Markel Group, Inc.(b)	367	712,604
Marsh & McLennan Cos., Inc.	4,855	1,134,419
Mastercard, Inc., Class A	5,541	3,244,810
Moody’s Corp.	904	433,305
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
MSCI, Inc.	419	$236,324
Nasdaq, Inc.	3,901	325,889
NU Holdings Ltd., Class A (Brazil)(b)(c)	14,583	175,142
Old Republic International Corp.	11,276	426,233
OneMain Holdings, Inc.(c)	6,931	359,303
PayPal Holdings, Inc.(b)	24,793	1,742,452
Progressive Corp. (The)	7,476	2,130,137
Reinsurance Group of America, Inc.	2,951	599,909
RenaissanceRe Holdings Ltd. (Bermuda)	1,414	352,680
StoneX Group, Inc.(b)	10,798	914,105
T. Rowe Price Group, Inc.	4,195	392,610
TPG, Inc.	5,121	246,474
Tradeweb Markets, Inc., Class A	1,486	214,653
Travelers Cos., Inc. (The)	6,993	1,927,970
Visa, Inc., Class A	15,204	5,552,349
W.R. Berkley Corp.	7,924	591,844
Western Union Co. (The)	13,361	123,990
Willis Towers Watson PLC	2,074	656,525
		61,100,249
Health Care-13.17%
Abbott Laboratories	20,847	2,784,742
AbbVie, Inc.	23,834	4,435,746
Agilent Technologies, Inc.	2,550	285,396
Align Technology, Inc.(b)(c)	771	139,505
Amgen, Inc.	4,973	1,433,119
Avantor, Inc.(b)	8,329	107,527
Baxter International, Inc.	12,360	376,980
Becton, Dickinson and Co.	4,300	742,137
Biogen, Inc.(b)	2,007	260,489
Boston Scientific Corp.(b)	8,188	861,869
Bristol-Myers Squibb Co.	69,735	3,366,806
Cardinal Health, Inc.	25,291	3,905,942
Cencora, Inc.	11,668	3,398,188
Centene Corp.(b)	34,514	1,947,970
Cigna Group (The)	12,573	3,981,115
Cooper Cos., Inc. (The)(b)	2,046	139,701
CVS Health Corp.	113,070	7,241,003
Danaher Corp.	5,788	1,099,141
DaVita, Inc.(b)	2,127	289,825
DexCom, Inc.(b)	1,460	125,268
Edwards Lifesciences Corp.(b)	4,048	316,635
Elanco Animal Health, Inc.(b)(c)	10,289	138,284
Elevance Health, Inc.	6,175	2,370,212
Eli Lilly and Co.	1,860	1,372,066
GE HealthCare Technologies, Inc.	4,769	336,405
Gilead Sciences, Inc.	27,546	3,032,264
GRAIL, Inc.(b)(c)	312	11,984
HCA Healthcare, Inc.	4,194	1,599,550
Henry Schein, Inc.(b)(c)	3,776	264,282
Hologic, Inc.(b)	3,641	226,361
Humana, Inc.	5,564	1,297,135
Illumina, Inc.(b)(c)	1,667	137,094
Intuitive Surgical, Inc.(b)	1,479	816,911
IQVIA Holdings, Inc.(b)	2,177	305,498
Jazz Pharmaceuticals PLC(b)(c)	1,844	199,281
Johnson & Johnson	37,087	5,756,273
Labcorp Holdings, Inc.	2,545	633,629
McKesson Corp.	6,381	4,591,193
Medtronic PLC	25,287	2,098,315
Merck & Co., Inc.	25,650	1,970,946
Mettler-Toledo International, Inc.(b)	151	174,484
Moderna, Inc.(b)(c)	3,372	89,560
	Shares	Value
Health Care-(continued)
Molina Healthcare, Inc.(b)	1,477	$450,544
Perrigo Co. PLC	5,600	149,912
Pfizer, Inc.	154,354	3,625,775
Quest Diagnostics, Inc.	2,764	479,112
Regeneron Pharmaceuticals, Inc.	1,220	598,142
ResMed, Inc.	962	235,488
STERIS PLC	1,126	276,106
Stryker Corp.	2,443	934,789
Tenet Healthcare Corp.(b)	3,017	509,179
Thermo Fisher Scientific, Inc.	3,769	1,518,229
United Therapeutics Corp.(b)	682	217,456
UnitedHealth Group, Inc.	16,673	5,033,745
Universal Health Services, Inc., Class B	2,117	402,971
Vertex Pharmaceuticals, Inc.(b)	1,553	686,504
Viatris, Inc.	70,042	615,669
West Pharmaceutical Services, Inc.(c)	496	104,582
Zimmer Biomet Holdings, Inc.	3,859	355,684
Zoetis, Inc.	3,231	544,844
		81,399,562
Industrials-10.47%
3M Co.	13,201	1,958,368
A.O. Smith Corp.	1,984	127,591
AECOM	3,162	347,346
AGCO Corp.	2,585	253,278
Amentum Holdings, Inc.(b)	2,967	61,298
American Airlines Group, Inc.(b)(c)	11,744	133,999
AMETEK, Inc.	2,011	359,446
Atkore, Inc.(c)	1,113	72,456
Automatic Data Processing, Inc.	3,580	1,165,397
Avis Budget Group, Inc.(b)(c)	4,784	582,643
Boeing Co. (The)(b)	4,870	1,009,648
Boise Cascade Co.	1,407	122,240
Booz Allen Hamilton Holding Corp.	1,401	148,856
Broadridge Financial Solutions, Inc.	1,034	251,086
Builders FirstSource, Inc.(b)	4,319	465,070
C.H. Robinson Worldwide, Inc.	4,882	468,526
CACI International, Inc., Class A(b)	437	187,036
Carlisle Cos., Inc.	676	257,002
Carrier Global Corp.	9,000	640,800
Caterpillar, Inc.	7,508	2,613,009
Cintas Corp.	1,880	425,820
Copart, Inc.(b)	3,878	199,639
Core & Main, Inc., Class A(b)	3,038	166,513
CSX Corp.	39,461	1,246,573
Cummins, Inc.	2,796	898,858
Deere & Co.	5,888	2,980,859
Delta Air Lines, Inc.	5,473	264,839
Dover Corp.	1,714	304,664
Eaton Corp. PLC	2,850	912,570
EMCOR Group, Inc.	634	299,159
Emerson Electric Co.	7,543	900,483
Equifax, Inc.	902	238,299
Expeditors International of Washington, Inc.	4,212	474,819
Fastenal Co.	10,130	418,774
FedEx Corp.	8,133	1,773,807
Fluor Corp.(b)(c)	4,977	206,944
Fortive Corp.	4,798	336,772
Fortune Brands Innovations, Inc.	2,601	131,090
General Dynamics Corp.	4,192	1,167,430
General Electric Co.	14,625	3,596,434
GXO Logistics, Inc.(b)(c)	3,343	137,531
Hertz Global Holdings, Inc.(b)(c)	69,899	457,838
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Honeywell International, Inc.	8,802	$1,995,149
Howmet Aerospace, Inc.	2,833	481,298
Hubbell, Inc.	476	185,440
Huntington Ingalls Industries, Inc.	1,018	227,075
Illinois Tool Works, Inc.	3,326	815,136
Ingersoll Rand, Inc.	3,572	291,618
J.B. Hunt Transport Services, Inc.	1,709	237,295
Jacobs Solutions, Inc.	2,800	353,640
Johnson Controls International PLC	12,723	1,289,731
Knight-Swift Transportation Holdings, Inc.	5,574	247,040
L3Harris Technologies, Inc.	3,763	919,451
Leidos Holdings, Inc.	2,188	324,962
Lockheed Martin Corp.	5,514	2,659,843
ManpowerGroup, Inc.	3,831	160,710
Masco Corp.	3,354	209,357
Norfolk Southern Corp.	3,932	971,676
Northrop Grumman Corp.	2,656	1,287,549
Old Dominion Freight Line, Inc.	1,613	258,354
Oshkosh Corp.	1,669	165,548
Otis Worldwide Corp.	3,364	320,757
Owens Corning(c)	2,250	301,388
PACCAR, Inc.	9,818	921,419
Parker-Hannifin Corp.	1,286	854,804
Paychex, Inc.	2,781	439,148
Quanta Services, Inc.	1,505	515,553
Regal Rexnord Corp.	1,429	190,686
Republic Services, Inc.	2,255	580,189
Robert Half, Inc.(c)	2,665	122,030
Rockwell Automation, Inc.	1,253	395,384
RTX Corp.	34,838	4,754,690
Ryder System, Inc.	3,028	445,510
Science Applications International Corp.	1,378	159,214
Snap-on, Inc.	978	313,694
Southwest Airlines Co.(c)	6,107	203,852
SS&C Technologies Holdings, Inc.	4,418	357,019
Stanley Black & Decker, Inc.	5,285	345,798
Textron, Inc.	5,350	396,061
Trane Technologies PLC	1,844	793,418
TransDigm Group, Inc.	211	309,839
TriNet Group, Inc.	1,834	152,607
Uber Technologies, Inc.(b)	9,964	838,570
UFP Industries, Inc.	1,711	166,925
Union Pacific Corp.	6,893	1,527,902
United Airlines Holdings, Inc.(b)	5,323	422,886
United Parcel Service, Inc., Class B	20,446	1,994,303
United Rentals, Inc.	1,063	753,008
Verisk Analytics, Inc.	1,872	588,070
W.W. Grainger, Inc.	464	504,628
Wabtec Corp.	2,348	475,047
Waste Connections, Inc.	2,275	448,380
Waste Management, Inc.	4,515	1,087,980
Watsco, Inc.	415	184,082
WESCO International, Inc.	1,703	285,917
WillScot Holdings Corp.	4,915	132,459
Xylem, Inc.	1,875	236,325
ZIM Integrated Shipping Services Ltd. (Israel)(c)	20,962	365,787
		64,731,011
Information Technology-17.90%
Accenture PLC, Class A (Ireland)	8,493	2,690,752
Adobe, Inc.(b)	3,431	1,424,174
Advanced Micro Devices, Inc.(b)	9,077	1,005,096
	Shares	Value
Information Technology-(continued)
Akamai Technologies, Inc.(b)	3,077	$233,637
Amdocs Ltd.	3,043	279,226
Amkor Technology, Inc.	6,097	109,868
Amphenol Corp., Class A	8,441	759,099
ANSYS, Inc.(b)	556	183,936
Apple, Inc.	133,084	26,729,921
Applied Materials, Inc.	7,326	1,148,350
AppLovin Corp., Class A(b)	2,055	807,615
Arista Networks, Inc.(b)	2,896	250,909
Arrow Electronics, Inc.(b)(c)	4,415	522,648
Autodesk, Inc.(b)	1,598	473,200
Avnet, Inc.	6,497	324,915
Broadcom, Inc.	28,479	6,893,912
Cadence Design Systems, Inc.(b)	1,019	292,524
CDW Corp.	1,930	348,095
Cisco Systems, Inc.	81,704	5,150,620
Cognizant Technology Solutions Corp., Class A	11,256	911,623
Coherent Corp.(b)	2,971	224,697
Corning, Inc.	16,893	837,724
Dell Technologies, Inc., Class C	10,582	1,177,459
DXC Technology Co.(b)	24,282	369,086
F5, Inc.(b)	959	273,679
First Solar, Inc.(b)	935	147,805
Flex Ltd.(b)	17,998	761,315
Fortinet, Inc.(b)	4,700	478,366
Gartner, Inc.(b)	465	202,935
Gen Digital, Inc.(c)	9,318	265,377
GoDaddy, Inc., Class A(b)	1,778	323,863
Hewlett Packard Enterprise Co.(c)	61,631	1,064,984
HP, Inc.	30,679	763,907
Insight Enterprises, Inc.(b)(c)	946	123,349
Intel Corp.	110,543	2,161,116
International Business Machines Corp.	15,796	4,092,112
Intuit, Inc.	1,820	1,371,315
Jabil, Inc.	5,256	883,061
Juniper Networks, Inc.	7,420	266,601
Keysight Technologies, Inc.(b)	1,920	301,517
KLA Corp.	988	747,797
Kyndryl Holdings, Inc.(b)	7,803	304,629
Lam Research Corp.	11,798	953,160
Marvell Technology, Inc.	6,443	387,804
Microchip Technology, Inc.	6,823	396,007
Micron Technology, Inc.(c)	11,196	1,057,574
Microsoft Corp.	40,872	18,815,834
Motorola Solutions, Inc.	1,060	440,303
NetApp, Inc.	3,175	314,833
NVIDIA Corp.	42,198	5,702,216
ON Semiconductor Corp.(b)	5,575	234,261
Oracle Corp.	11,759	1,946,467
Palo Alto Networks, Inc.(b)	2,194	422,169
Qorvo, Inc.(b)(c)	2,283	173,554
QUALCOMM, Inc.	11,898	1,727,590
Roper Technologies, Inc.	842	480,167
Salesforce, Inc.	10,034	2,662,723
Sandisk Corp.(b)(c)	1,225	46,170
Seagate Technology Holdings PLC	2,312	272,677
ServiceNow, Inc.(b)	653	660,242
Skyworks Solutions, Inc.	3,612	249,336
Snowflake, Inc., Class A(b)	1,536	315,909
Synopsys, Inc.(b)	759	352,161
TD SYNNEX Corp.	6,252	758,618
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
TE Connectivity PLC (Switzerland)	5,264	$842,608
Teledyne Technologies, Inc.(b)	632	315,280
Teradyne, Inc.	1,306	102,652
Texas Instruments, Inc.	8,475	1,549,654
Twilio, Inc., Class A(b)	4,366	513,878
VeriSign, Inc.	972	264,841
Western Digital Corp.(b)(c)	3,684	189,910
Workday, Inc., Class A(b)	1,363	337,629
Xerox Holdings Corp.(c)	14,236	69,614
Zoom Communications, Inc., Class A(b)	4,283	347,994
		110,586,649
Materials-3.29%
Air Products and Chemicals, Inc.	2,922	814,975
Albemarle Corp.(c)	3,003	167,447
Alcoa Corp.	5,431	145,388
Alpha Metallurgical Resources, Inc.(b)(c)	621	69,577
Amcor PLC	44,418	404,648
Avery Dennison Corp.	1,007	178,974
Ball Corp.	4,820	258,256
Celanese Corp.(c)	2,283	120,611
CF Industries Holdings, Inc.	6,782	615,195
Cleveland-Cliffs, Inc.(b)(c)	29,401	171,408
Commercial Metals Co.(c)	4,547	211,845
Corteva, Inc.	14,590	1,032,972
Crown Holdings, Inc.	3,139	309,191
Dow, Inc.	26,338	730,616
DuPont de Nemours, Inc.	11,060	738,808
Eastman Chemical Co.	3,372	264,264
Ecolab, Inc.	2,017	535,756
Freeport-McMoRan, Inc.	17,870	687,638
Graphic Packaging Holding Co.	8,117	180,360
Huntsman Corp.	9,087	101,229
International Flavors & Fragrances, Inc.	5,285	404,620
International Paper Co.	14,786	706,919
Linde PLC	5,488	2,566,079
LyondellBasell Industries N.V., Class A	9,791	553,094
Martin Marietta Materials, Inc.	564	308,818
Mosaic Co. (The)	22,816	824,570
Newmont Corp.	19,602	1,033,417
Nucor Corp.	8,824	964,993
Olin Corp.(c)	5,664	109,938
Packaging Corp. of America	1,808	349,251
PPG Industries, Inc.	3,857	427,356
Reliance, Inc.	1,661	486,374
RPM International, Inc.	1,763	200,700
Sherwin-Williams Co. (The)	2,256	809,475
Smurfit WestRock PLC	10,041	435,076
Sonoco Products Co.(c)	3,018	137,440
Steel Dynamics, Inc.	5,755	708,268
Ternium S.A., ADR (Mexico)	14,053	384,771
United States Steel Corp.(c)	15,753	847,826
Vulcan Materials Co.	1,302	345,121
		20,343,264
Real Estate-0.64%
CBRE Group, Inc., Class A(b)	6,711	839,009
	Shares	Value
Real Estate-(continued)
CoStar Group, Inc.(b)(c)	2,022	$148,738
Equinix, Inc.	679	603,509
Host Hotels & Resorts, Inc.	14,210	220,113
Iron Mountain, Inc.	3,309	326,631
Jones Lang LaSalle, Inc.(b)	1,589	353,870
Millrose Properties, Inc.(b)(c)	3,996	111,369
Public Storage	2,545	784,904
SBA Communications Corp., Class A	1,021	236,760
Weyerhaeuser Co.	12,887	333,902
		3,958,805
Utilities-1.56%
AES Corp. (The)	19,508	196,836
CenterPoint Energy, Inc.(c)	19,729	734,708
CMS Energy Corp.	5,909	414,989
Consolidated Edison, Inc.	9,226	964,025
Constellation Energy Corp.	1,144	350,236
DTE Energy Co.	5,223	713,723
Exelon Corp.	28,237	1,237,345
FirstEnergy Corp.	12,958	543,458
National Fuel Gas Co.	2,968	244,979
NRG Energy, Inc.	4,467	696,405
ONE Gas, Inc.(c)	2,673	199,833
PPL Corp.	17,544	609,654
UGI Corp.(c)	11,344	409,065
Vistra Corp.	7,411	1,189,984
Xcel Energy, Inc.(c)	16,031	1,123,773
		9,629,013
Total Common Stocks & Other Equity Interests (Cost $590,542,512)		616,328,469
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(e)(f) (Cost $703,551)	703,551	703,551
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $591,246,063)		617,032,020
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.83%
Invesco Private Government Fund, 4.29%(e)(f)(g)	6,556,260	6,556,260
Invesco Private Prime Fund, 4.45%(e)(f)(g)	17,102,880	17,106,301
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,662,561)		23,662,561
TOTAL INVESTMENTS IN SECURITIES-103.68% (Cost $614,908,624)		640,694,581
OTHER ASSETS LESS LIABILITIES-(3.68)%		(22,754,646)
NET ASSETS-100.00%		$617,939,935
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2025
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)	Restricted security. The value of this security at May 31, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,915,309	$(9,211,758)	$-	$-	$703,551	$10,148
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,669,544	56,116,255	(54,229,539)	-	-	6,556,260	252,421 *
Invesco Private Prime Fund	12,524,916	118,690,823	(114,105,844)	(1,075)	(2,519)	17,106,301	672,336 *
Total	$17,194,460	$184,722,387	$(177,547,141)	$(1,075)	$(2,519)	$24,366,112	$934,905

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Bloomberg Pricing Power ETF
Investments in Securities
Common Stocks & Other Equity Interests	$181,167,511	$-	$-	$181,167,511
Money Market Funds	36,741	19,890,330	-	19,927,071
Total Investments	$181,204,252	$19,890,330	$-	$201,094,582
Invesco RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$616,328,469	$-	$-	$616,328,469
Money Market Funds	703,551	23,662,561	-	24,366,112
Total Investments	$617,032,020	$23,662,561	$-	$640,694,581